Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2013	2012	2011
Transfers from loans to other assets for other real estate owned (“OREO”)	$5	7	16
Change in assets of consolidated VIEs	209	134	3,419
Change in liabilities of consolidated VIEs	50	96	3,478
Change in noncontrolling interests of consolidated VIEs	50	163	29
Disposition of business	—	—	544